Equity Awards - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended				12 Months Ended				0 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Verso Paper Corp. Verso Paper Management LP Agreement	Dec. 31, 2011 Verso Paper Corp. Verso Paper Management LP Agreement Non-employee director stock option	Dec. 31, 2011 Verso Paper Corp. Verso Paper Management LP Agreement Officer and management non-qualified time - based stock options	Dec. 31, 2011 Verso Paper Corp. Verso Paper Management LP Agreement Officer and management performance-based options	Dec. 31, 2011 Verso Paper Corp. Verso Paper Management LP Agreement Service and performance-based employee and director stock options	Mar. 26, 2010 Verso Paper Corp. Verso Paper Management LP Agreement Restricted stock award	Sep. 21, 2009 Verso Paper Corp. Verso Paper Management LP Agreement Restricted stock award	Dec. 31, 2011 Verso Paper Corp. Verso Paper Management LP Agreement Restricted stock award	Dec. 31, 2011 Verso Paper Corp. Verso Paper Management LP Agreement Legacy Class B Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized shares for issuance						4,250,000
Vesting rights							vest upon grant	one to three years from the date of grant	one to three years from the date of grant based on the achievement of certain performance criteria tied to Verso Paper Corp.’s calculation of Adjusted EBITDA
Expiration period							10 years	7 years	7 years
Increase in fair value of award from plan modification									$ 100,000
Unrecognized compensation cost										2,000,000
Weighted average period over which unearned share-based compensation cost is expected to be recognized										1 year 7 months 6 days			1 year 8 months 12 days
Granted											90,445	328,000	158,057
Weighted-average grant date fair value											$ 3.01	$ 3.69	$ 5.70
Vesting period											3 years			5 years
Unrecognized compensation cost													1,000,000
Annual vesting rate														20.00%
Equity award expense	$ 2,250,000	$ 1,829,000	$ 2,420,000	$ 1,667,000	$ 632,000